Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. GAAP. Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

In the opinion of management, the unaudited condensed financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the periods presented. The interim results for the six months ended June 30, 2025, are not necessarily indicative of the results to be expected for the year ending December 31, 2025 or for any future interim periods.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Company’s Annual Report on Form 20-F as of and for the year ended December 31, 2024 filed with the Securities Exchange Commission on May 16, 2025.

Effective September 27, 2024, the Company filed amended articles of association with the commercial registry of Zurich reflecting an increase in share capital to CHF 937,600, divided into 1,172,000 registered shares with a nominal value of CHF 0.80 each and filed for a 1-for-40 reverse share split. The number of shares outstanding before and after the reverse split were adjusted accordingly on a retrospective basis. Further, on January 14, 2025, the shareholders of the Company approved a change in the par value of the common share from CHF 0.80 to CHF 0.03 per share, effective January 17, 2025. All share amounts reflect the par value of CHF 0.03 ($.0369) which has been applied retrospectively to all periods presented in these interim financial statement as of June 30, 2025.

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts reported of assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates and be based on events different from those assumptions. As part of these unaudited interim condensed financial statements, the Company’s significant estimates include the valuation allowance related to the Company’s deferred tax assets, the share-based compensation, and deemed dividends resulting from the triggering of down round provisions embedded in equity-linked instruments.

JOBS Act Accounting Election

JOBS Act Accounting Election

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, an EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company intends to take advantage of the exemptions until it is no longer an EGC.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk include cash. At June 30, 2025 and 2024, substantially all of the cash balances are deposited in one banking institution. At various times, the Company has deposits in financial institutions which are in excess of federally insured limits.

Functional Currency

Functional Currency

The Company has operations in Switzerland and the United States. The Company’s functional currency is the U.S. dollar (“USD”). The results of its non-USD based operations are translated to USD at the average exchange rates during the year. The Company’s assets and liabilities are translated using the current exchange rate as of the balance sheet date and shareholders’ equity is translated using historical rates. Foreign exchange transaction gains and losses are included in other income/expense in the Company’s results of operations and comprehensive loss.

Research and Development

Research and Development

Costs for research and development, or R&D of products, including vendor expenses and supplies and consultant fees, are expensed as incurred. Clinical trial and other development costs incurred by third parties are expensed as the contracted work is performed. Where contingent milestone payments are due to third parties under research and development arrangements, the obligations are recorded when the milestone results are probable of being achieved.

Fair Value Measurements

Fair Value Measurements

The Company measures and discloses fair value in accordance with ASC 820, “Fair Value,” which defines fair value, establishes a framework and gives guidance regarding the methods used for measuring fair value, and expands disclosures about fair value measurements. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability.

As a basis for considering such assumptions there exists a three-tier fair-value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 —	unadjusted quoted prices are available in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date.
Level 2 —	pricing inputs are other than quoted prices in active markets that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.
Level 3 —

pricing inputs are unobservable for the non-financial asset or liability and only used when there is little, if any, market activity for the non-financial asset or liability at the measurement date. The inputs into the determination of fair value require significant management judgment or estimation. Fair value is determined using comparable market transactions and other valuation methodologies, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

The Company’s cash and cash equivalents are carried at fair value, determined according to the fair value hierarchy described above. The carrying value of the Company’s accounts payable and accruals approximates fair value due to the short-term nature of these liabilities. The Company did not hold any cash equivalents.

Deferred Offering Costs – Equity Line of Credit

Deferred Offering Costs — Equity Line of Credit

Deferred offering costs consist of legal, accounting, commitment fees, and other professional fees directly related to anticipated equity financings. Such costs are capitalized until the related equity issuance is completed, at which time they are recorded as a reduction of the offering proceeds. If the planned equity issuance is abandoned or the facility expires without utilization, the costs are expensed in the period of termination.

As of June 30, 2025, the Company had recorded $296,154 in deferred offering costs related to the establishment of its equity line of credit, which had not yet been utilized. The Company had no deferred offering costs outstanding as of June 30, 2024.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the financial statements or in the Company’s tax returns. Deferred taxes are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.

Due to the fact that the Company has a history of generating losses, and expects to generate losses in the foreseeable future, a full valuation allowance has been recorded.

The Company accounts for uncertain tax positions in accordance with an amendment to ASC Topic 740-10, “Income Taxes (Accounting for Uncertainty in Income Taxes),” which clarified the accounting for uncertainty in tax positions. This amendment provides that the tax effects from an uncertain tax position can be recognized in the financial statements only if the position is “more-likely-than-not” to be sustained were it to be challenged by a taxing authority.

The assessment of the tax position is based solely on the technical merits of the position, without regard to the likelihood that the tax position may be challenged. If an uncertain tax position meets the “more-likely-than-not” threshold, the largest amount of tax benefit that is more than 50% likely to be recognized upon ultimate settlement with the taxing authority is recorded.

Share-Based Compensation

Share-Based Compensation

The Company measures all share-based awards granted based on the fair value on the date of the grant and recognizes compensation expense with respect to those awards over the requisite service period, which is generally the vesting period of the respective award. Generally, the Company issues awards with only service-based vesting conditions and records the expense for these awards using the straight-line method. The Company recognizes forfeitures related to share-based compensation awards as they occur and reverses any previously recognized compensation cost associated with forfeited awards in the period the forfeiture occurs.

The Company classifies share-based compensation expense in the accompanying consolidated statements of operations and comprehensive loss in the same manner in which the award recipients’ payroll costs are classified or in which the award recipients’ service payments are classified.

The fair value of each share option is estimated on the date of grant using the Black-Scholes option-pricing model (“Black-Scholes”). Black-Scholes requires a number of assumptions, of which the most significant are share price, expected volatility, expected option term (the time from the grant date until the options are exercised or expire), risk-free rate and expected dividend rate. The grant date fair value of a common share is determined by the board of directors (the “Board of Directors”) considering, among other factors, the assistance of a valuation specialist and management. The grant date fair value of a common share is determined using the valuation methodologies, which utilize certain assumptions, including probability weighting of events, volatility, time to liquidation, and risk-free interest rate.

Preferred Shares and Preferred Participation Certificates

Preferred Shares and Preferred Participation Certificates

Upon issuance of a convertible preferred share instrument, the Company evaluates its classification as either equity or debt. In accordance with ASC 480, the Company’s preferred shares and preferred participation certificates (“PPCs”) were classified as permanent equity as it does not contain any mandatorily redeemable provisions. Further, in accordance with ASC 815-40, “Derivatives and Hedging — Contracts in an Entity’s Own Equity,” the preferred shares and PPCs did not meet any of the criteria that would preclude equity classification. The Company concluded that the preferred shares were more akin to an equity-type instrument than a debt-type instrument, therefore the conversion features associated with the convertible preferred shares and PPCs were deemed to be clearly and closely related to the host instrument and were not bifurcated as a derivative under ASC 815.

Earnings per Share

Earnings per Share

Basic net loss per common share is computed by dividing the net loss applicable to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted loss per common share is computed similar to basic loss per share, except that the denominator is increased to include the number of additional potential common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Potential common shares are excluded from the computation for a period in which a net loss is reported or if their effect is anti-dilutive. The Company’s potential common shares consist of warrants, options to purchase common shares and shares issuable upon the conversion of preferred shares and PPCs.

A summary of the potentially dilutive securities that were excluded from diluted net loss per share each year because their effect would be antidilutive are presented as follows:

	June 30,
	2025	2024
Share options	34,417	38,873
Warrants (excluding pre-funded)	2,450,454	575,878
Convertible preferred shares	1,863,032	—
	4,347,903	614,751

Segment Reporting

Segment Reporting

The Company manages its operations as a single segment for the purpose of assessing performance and making operating decisions. The Company’s singular focus is on developing therapeutics for the treatment of neurobehavioral and neurocognitive disorders. All of the Company’s tangible assets are held in Switzerland.

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly provided to the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer is the Company’s CODM. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. The CODM uses consolidated net income (loss) to assess performance, evaluate cost optimization, and allocate resources, including personnel-related and financial or capital resources, in the annual budget and forecasting process, as well as budget-to-actual variances on a monthly basis. As such, the Company has determined that it operates as one operating and reportable segment.

The significant expenses regularly reviewed by the CODM are consistent with those reported on the Company’s consolidated statement of operations and expenses are not regularly reviewed on a more disaggregated basis for assessing segment performance and deciding how to allocate resources. The CODM does not regularly review total assets for the Company’s single reportable segment as total assets are not used to assess performance or allocate resources.

Recent Accounting Pronouncements Not Yet Adopted

Recent Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”). The ASU focuses on income tax disclosures around effective tax rates and cash income taxes paid. ASU 2023-09 requires public business entities to disclose, on an annual basis, a rate reconciliation presented in both dollars and percentages. The guidance requires the rate reconciliation to include specific categories and provides further guidance on disaggregation of those categories based on a quantitative threshold equal to 5% or more of the amount determined by multiplying pretax income (loss) from continuing operations by the applicable statutory rate.

For entities reconciling to the US statutory rate of 21%, this would generally require disclosing any reconciling items that impact the rate by 1.05% or more. ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024 (generally, calendar year 2025) and effective for all other business entities one year later. Entities should adopt this guidance on a prospective basis, though retrospective application is permitted.

The adoption of ASU 2023-09 is expected to have a financial statement disclosure impact only and is not expected to have a material impact on the Company’s consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, “Disaggregation of Income Statement Expenses” a new accounting standard to improve the disclosures about an entity’s expenses and address requests from investors for more detailed information about the types of expenses included in commonly presented expense captions. The new standard is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with retrospective application permitted. The Company is evaluating the disclosure requirements related to the new standard and its impact on the Company’s consolidated financial statements.

The Company has implemented all new accounting pronouncements currently in effect that may impact its consolidated financial statements and does not believe any other recently issued standards will have a material impact on its financial position or results of operations.